PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 1,091,408	$ 587,573
Less: Accumulated depreciation	(506,215)	(220,798)
Property and equipment, net	585,193	366,775
Depreciation expenses	309,639	127,987	$ 67,767
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	777,547	585,723
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	230,635
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 83,226	$ 1,850